NEWBUILDINGS (Details) - 6 months ended Jun. 30, 2019 $ in Thousands	USD ($) suezmax_tanker very_large_crude_carrier	very_large_crude_carrier	large_range_2_tanker
Movement In Construction In Progress [Roll Forward]
Construction in progress, gross, beginning balance	$ 52,254
Construction in progress, additions	139,681
Construction in progress, interest capitalized	391
Construction in progress, transfer to Vessels and Equipment	(166,121)
Construction in progress, gross, ending balance	$ 26,205
Number of vessels transferred from WIP | very_large_crude_carrier	2
Number Of Newbuild Vessels	1	1	2